Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 60,121	$ 66,291	$ 291,209	$ 209,891	$ 104,309
Other comprehensive income (loss), before related income taxes:
Pension and postretirement benefits	3,691	3,582	(22,925)	38,785	(53,323)
Net investment hedge (losses) gains	0	(664)	(829)	385	13,404
Foreign currency translation gains (losses)	7,684	(7,575)	(30,380)	(28,791)	(36,201)
Unrealized gains (losses) on marketable securities	1,000	(1,829)	143	(575)	1,577
Total other comprehensive income (loss), before related income taxes	12,375	(6,486)	(53,991)	9,804	(74,543)
Income tax benefit (expense) related to items of other comprehensive (loss) income	(2,811)	(1,224)	6,211	(13,602)	10,903
Comprehensive income, net of income taxes	69,685	58,581	243,429	206,093	40,669
Comprehensive loss (income) attributable to noncontrolling interest	214	(674)	(625)	(383)	2,098
Comprehensive income attributable to Levi Strauss & Co.	$ 69,899	$ 57,907	$ 242,804	$ 205,710	$ 42,767